INTANGIBLE ASSETS - Amortization of intangible assets (Details)	Jun. 30, 2025 USD ($)
INTANGIBLE ASSETS
June 30, 2026	$ 1,411,577
June 30, 2027	1,411,577
June 30, 2028	1,414,916
June 30, 2029	1,411,577
June 30, 2030	1,411,577
Thereafter	$ 7,655,985